Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments [Abstract]
Carrying amounts of financial assets and liabilities
The Group’s principal financial assets include cash and cash equivalents, trade receivables and cash and security deposits that derive directly from its operations or from financing activities. The Group’s principal financial liabilities comprise the drawn down debt under the loan agreement with Pharmakon, lease liabilities, and the majority of trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations.

	2022 Carrying amount	2021 Carrying amount
	£’000	£’000
Financial assets at amortized cost:
Current financial assets
Cash and cash equivalents	332,539	237,886
Trade receivables	27,736	6,047
Prepayments and accrued income	769	—
Non-current financial assets
Long-term security deposits	941	786
Other	137	165
Total financial assets	362,122	244,884
Financial liabilities at amortized cost:
Current financial liabilities
Trade and other payables	74,149	35,436
Lease liabilities	1,555	1,255
Non-current financial liabilities
Non-current accruals	1,479	—
Interest-bearing loans and borrowings	39,500	37,226
Lease liabilities	28,248	25,355
Total financial liabilities	144,931	99,272

Contractual maturities of financial liabilities
The following are the contractual maturities of financial liabilities, including estimated interest payments in respect of the interest-bearing loans and borrowings:

At December 31, 2022	Carrying amount		Contractual cash flows		One year or less		1 - 3 years		3 - 5 years		Greater than 5 years
	£	’000	£	’000	£	’000	£	’000	£	’000	£	’000
Financial liabilities
Trade payables and accruals		74,149		74,149		74,149		—		—		—
Interest-bearing loans and borrowings (Note 17)		39,500		61,238		4,084		9,212		32,068		15,874
Non-current accruals		1,479		1,479		—		1,479		—		—
Total financial liabilities		115,128		136,866		78,233		10,691		32,068		15,874

At December 31, 2021	Carrying amount	Contractual cash flows	One year or less
	£’000	£’000	£’000
Financial liabilities
Trade payables	32,393	32,393	32,393
Interest-bearing loans and borrowings (Note 17)	37,226	37,226	—
Total financial liabilities	69,619	69,619	32,393

Financial assets subject to variable interest rates	Financial assets subject to variable interest rates are as follows:
	2022 Carrying amount	2021 Carrying amount
	£’000	£’000
Cash and cash equivalents	332,539	237,886
	332,539	237,886

Financial liabilities subject to variable interest rates	Financial liabilities subject to variable interest rates are as follows:
	2022 Carrying amount	2021 Carrying amount
	£’000	£’000
Interest-bearing loans and borrowings	—	37,226
	—	37,226

Financial assets and liabilities in foreign currency risk
Financial assets and liabilities in foreign currencies are as follows:

	2022 Carrying amount	2021 Carrying amount
	£’000	£’000
Financial assets at amortized cost:
Cash and cash equivalents	229,981	134,935
Trade and other receivables	27,736	3,628
	257,717	138,563
Financial liabilities at amortized cost:
Trade payables	7,099	15,589
Accruals	50,058	16,174
Interest-bearing loans and borrowings (Note 17)	39,500	37,226
	96,657	68,989

Disclosure of financial assets and liabilities
The Group has presented the carrying amount and estimated fair value of its non-current financial assets and liabilities in the table below.

	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
	£’000	£’000	£’000	£’000
Financial assets at amortized cost:
Non-current financial assets and other receivables	1,078	1,078	951	951
Total financial assets at amortized cost	1,078	1,078	951	951

	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value
	£’000	£’000	£’000	£’000
Financial liabilities at amortized cost
Non-current accruals	1,479	1,479	—	—
Interest-bearing loans and borrowings (Note 17)	39,500	39,322	37,226	37,226
Total financial liabilities	40,979	40,801	37,226	37,226